ARRAYIT CORPORATION - CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Current Assets
Cash	$ 1,606	$ 10,833
Accounts receivable, net of allowance for doubtful accounts of $100,000 and $133,000, respectively	168,010	187,242
Inventory	279,132	301,936
Prepaid expenses	14,803	0
Total current assets	463,551	500,011
Property and equipment, net	20,899	40,111
Deposits	18,365	18,924
Total assets	502,815	559,046
Current liabilities:
Accounts payable and accrued liabilities	6,541,955	6,436,439
Bank overdraft	82,425	0
Due to related parties	598,283	645,116
Customer deposits	134,677	160,370
Notes payables, current portion including related parties	1,142,074	1,139,765
Total current liabilities	8,499,414	8,381,690
Notes payable, long term	0	86,319
Total liabilities	8,499,141	8,468,009
Commitments and contingencies	0	0
Stockholders' Deficit
Preferred stock, 20,000,000 authorized	0	0
Preferred stock, Series 'A' 22,034 shares issued and outstanding	22	22
Preferred stock, Series 'C' 91,259 and 91,887 shares issued and outstanding	92	92
Common stock, $0.001 par value, voting, 480,000,000 shares authorized, 26,946,496 and 25,992,486 issued and outstanding	26,753	25,802
Additional paid-in capital	16,570,127	16,397,878
Accumulated deficit	(24,568,939)	(24,345,983)
Total Arrayit Corp's Stockholders' Equity (Deficit)	(7,971,945)	(7,922,189)
Non-controlling interest
Royalty interests	285,000	285,000
Less: Subscriptions receivable	(13,750)	(13,750)
Total Non-controlling interests	(24,654)	13,226
Total stockholders' deficit	(7,996,599)	(7,908,963)
Total liabilities and stockholders' deficit	$ 502,815	$ 559,046